Vessels, net Vessels, net Narrative (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Number of vessels owned	49
Gain (Loss) on Disposition of Assets	$ 0
Write down of assets held for sale	$ 17,009